Note 5 - Loans, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL amounts by lending asset category (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Notional amount	$ 3,221,738	$ 2,979,880	$ 2,208,457
ECL allowance	$ 2,289	$ 1,904	1,455
EL %	0.07%	0.06%
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,131,875	$ 2,862,939
ECL allowance	$ 2,212	$ 1,766	1,359
EL %	0.07%	0.06%
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 88,181	$ 116,662
ECL allowance	$ 77	$ 138	96
EL %	0.09%	0.12%
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 1,682	$ 279
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 2,414,266	$ 2,220,894	1,439,781
ECL allowance	$ 57	$ 54	36	$ 45
EL %	0.44%	0.41%
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,407,986	$ 2,215,388
ECL allowance	$ 57	$ 54	36	45
EL %	0.44%	0.41%
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 4,598	$ 5,227
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 1,682	$ 279
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 752,138	$ 710,369	722,829
ECL allowance	$ 583	$ 545	370	275
EL %	0.02%	0.02%
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 668,730	$ 599,113
ECL allowance	$ 583	$ 545	370	275
EL %	0.02%	0.02%
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 83,408	$ 111,256
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 12,811	$ 13,165	14,600
ECL allowance	$ 1,591	$ 1,287	1,045	1,114
EL %	0.21%	0.18%
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 12,811	$ 13,165
ECL allowance	$ 1,517	$ 1,150	949	980
EL %	0.23%	0.19%
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 74	$ 137	96	134
EL %	0.09%	0.12%
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 42,523	$ 35,452	31,247
ECL allowance	$ 58	$ 18	4	19
EL %	0.14%	0.05%
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 42,348	$ 35,273
ECL allowance	$ 55	$ 17	4	16
EL %	0.13%	0.05%
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 175	$ 179
ECL allowance	$ 3	$ 1	0	3
EL %	1.71%	0.56%
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	$ 0	$ 0
EL %	0.00%	0.00%